Schedule of depreciation of equipment and software straight line method (Details)	Dec. 31, 2024	Dec. 31, 2023
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software	10.00%
Office Equipment [Member] | Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software		10.00%
Furniture and Fixtures [Member] | Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software		10.00%
Renovation [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software	10.00%
Renovation [Member] | Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software		10.00%
Sign Board [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software	10.00%
Sign Board [Member] | Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software		10.00%
Computer Equipment [Member] | Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software		33.00%
Electrical Installation [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software	10.00%
Electrical Installation [Member] | Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software		10.00%
Mobile Phone [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software	33.00%
Mobile Phone [Member] | Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software		33.00%
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software	20.00%
Motor Vehicle [Member] | Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software		20.00%
Air Conditioners [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software	10.00%
Air Conditioners [Member] | Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software		10.00%
Equipment [Member] | Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software		20.00%